CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Statutory reserves funds CNY (¥)	Statutory reserves funds USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Kingsoft Cloud Holdings Limited shareholders' equity CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 24,782				¥ 18,245,801		¥ (207,882)		¥ 7,723		¥ (7,466,475)		¥ 10,603,949		¥ 888,474		¥ 11,492,423
Balance (in shares) at Dec. 31, 2021 | shares	3,646,381,840	3,646,381,840
Net loss for the year											(2,658,184)		(2,658,184)		(30,204)		(2,688,388)
Appropriation to statutory reserves									6,977		(6,977)
Other comprehensive income (loss)							660,956						660,956		(259)		660,697
Capital contribution from non-controlling interests															2,143		2,143
Disposal of a subsidiary															(9,136)		(9,136)
Share-based compensation					392,291								392,291		(68,539)		323,752
Exercise and vesting of share-based awards	¥ 280				10,113								10,393				10,393
Exercise and vesting of share-based awards (in shares) | shares	45,933,211	45,933,211
Repurchase of ordinary shares			¥ (208,385)										(208,385)				(208,385)
Repurchase of ordinary shares (in shares) | shares	(183,901,110)	(183,901,110)
Balance at Dec. 31, 2022	¥ 25,062		(208,385)		18,648,205		453,074		14,700		(10,131,636)		8,801,020		782,479		9,583,499
Balance (in shares) at Dec. 31, 2022 | shares	3,508,413,941	3,508,413,941
Net loss for the year											(2,176,340)		(2,176,340)		(7,307)		(2,183,647)
Appropriation to statutory reserves									7,065		(7,065)
Other comprehensive income (loss)							102,268						102,268		(27)		102,241
Disposal of a subsidiary															(437)		(437)
Share-based compensation					175,557								175,557		6,088		181,645
Exercise and vesting of share-based awards	¥ 381				10,802								11,183				11,183
Exercise and vesting of share-based awards (in shares) | shares	53,683,525	53,683,525
Acquisition of non-controlling interests					(23,536)								(23,536)		(425,918)		(449,454)
Balance at Dec. 31, 2023	¥ 25,443		(208,385)		18,811,028		555,342		21,765		(12,315,041)		6,890,152		355,752		7,245,904
Balance (in shares) at Dec. 31, 2023 | shares	3,562,097,466	3,562,097,466
Net loss for the year											(1,966,680)		(1,966,680)		(12,362)		(1,979,042)	$ (271,127)
Appropriation to statutory reserves									10,236		(10,236)
Other comprehensive income (loss)							11,558						11,558		(22)		11,536
Share-based compensation					220,529								220,529		(6,088)		214,441
Exercise and vesting of share-based awards	¥ 246		102,907		(90,672)								12,481				12,481
Exercise and vesting of share-based awards (in shares) | shares	125,593,306	125,593,306
Balance at Dec. 31, 2024	¥ 25,689	$ 3,519	¥ (105,478)	$ (14,450)	¥ 18,940,885	$ 2,594,891	¥ 566,900	$ 77,665	¥ 32,001	$ 4,384	¥ (14,291,957)	$ (1,957,990)	¥ 5,168,040	$ 708,019	¥ 337,280	$ 46,207	¥ 5,505,320	$ 754,226
Balance (in shares) at Dec. 31, 2024 | shares	3,687,690,772	3,687,690,772